Summary of Goodwill Balance by Segment and Corporate and Other Activities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Mar. 31, 2013
Goodwill [Line Items]
Impairment losses	$ (89)	$ (89)	$ (29)		$ 0
Dispositions			(42)	[1]
Foreign exchange translation		(1)	(3)
Gross goodwill		1,263	1,264		1,309
Accumulated impairment losses		(395)	(306)		(277)
Goodwill		868	958		1,032	868
U.S. Life Insurance
Goodwill [Line Items]
Impairment losses		0	0
Dispositions			0	[1]
Foreign exchange translation		0	0
Gross goodwill		1,034	1,034		1,034
Accumulated impairment losses		(185)	(185)		(185)
Goodwill		849	849		849
International Mortgage Insurance
Goodwill [Line Items]
Impairment losses		0	0
Dispositions			0	[1]
Foreign exchange translation		0	0
Gross goodwill		19	19		19
Accumulated impairment losses		0	0		0
Goodwill		19	19		19
U.S. Mortgage Insurance
Goodwill [Line Items]
Impairment losses		0	0
Dispositions			0	[1]
Foreign exchange translation		0	0
Gross goodwill		22	22		22
Accumulated impairment losses		(22)	(22)		(22)
Goodwill		0	0		0
International Protection
Goodwill [Line Items]
Impairment losses		(89)	0
Dispositions			0	[1]
Foreign exchange translation		(1)	0
Gross goodwill		89	90		93
Accumulated impairment losses		(89)	0		0
Goodwill		0	90		93
Runoff
Goodwill [Line Items]
Impairment losses		0	0
Dispositions			(42)	[1]
Foreign exchange translation		0	0
Gross goodwill		70	70		112
Accumulated impairment losses		(70)	(70)		(70)
Goodwill		0	0		42
Corporate and Other
Goodwill [Line Items]
Impairment losses		0	(29)
Dispositions			0	[1]
Foreign exchange translation		0	0
Gross goodwill		29	29		29
Accumulated impairment losses		(29)	(29)		0
Goodwill		$ 0	$ 0		$ 29

[1]	Relates to the sale of our Medicare supplement insurance business in 2011.